Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2021
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information — Financial Statement Schedule I

Canadian Solar Inc.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.’s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2021 of $602,460, exceeded the 25% threshold.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31,	December 31,
	2020	2021

	(In Thousands of U.S. Dollars, except
	share data)
ASSETS
Current assets:
Cash and cash equivalents	33,709	27,432
Restricted cash	1,316	—
Amounts due from subsidiaries, net	288,226	—
Derivative assets	1,111	521
Prepaid expenses and other current assets	22,672	5,318
Total current assets	347,034	33,271
Investment in subsidiaries	1,525,951	1,992,658
Investments in affiliates	5,322	10,755
Deferred tax assets	21,358	1,946
Other non-current assets	40,456	45,213
TOTAL ASSETS	1,940,121	2,083,843
LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	80,000	—
Amounts due to subsidiaries, net	—	43,415
Other current liabilities	32,969	5,676
Total current liabilities	112,969	49,091
Convertible notes	223,214	224,675
Deferred tax liabilities	20,169	1,562
Liability for uncertain tax positions	13,347	7,432
TOTAL LIABILITIES	369,699	282,760
Equity:
Common shares — no par value: unlimited authorized shares, 59,820,384 and 64,022,678 shares issued and outstanding at December 31, 2020 and 2021, respectively	687,033	835,543
Additional paid-in capital	(28,236)	(19,428)
Retained earnings	940,304	1,035,552
Accumulated other comprehensive loss	(28,679)	(50,584)
TOTAL EQUITY	1,570,422	1,801,083
TOTAL LIABILITIES AND EQUITY	1,940,121	2,083,843

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2019	2020	2021

	(In Thousands of U.S. Dollars)
Net revenues	4,351	2,170	341
Cost of revenues	4,188	—	—
Gross profit	163	2,170	341
Operating expenses:
Selling and distribution expenses	1,727	2,174	766
General and administrative expenses	29,093	49,688	9,177
Research and development expenses	462	692	182
Other operating income, net	—	—	(282)
Total operating expenses	31,282	52,554	9,843
Loss from operations	(31,119)	(50,384)	(9,502)
Other income (expenses):
Interest expense	(3,005)	(9,628)	(19,677)
Interest income	25,272	30,536	20,249
Gain (loss) on change in fair value of derivatives, net	(5,193)	25,341	4,043
Foreign exchange gain (loss)	(11,318)	13,768	(3,674)
Investment loss	(116,879)	—	—
Other income (expenses), net:	(111,123)	60,017	941
Income (loss) before income taxes and equity in earnings of subsidiaries	(142,242)	9,633	(8,561)
Income tax benefit (expense)	5,230	(34,223)	2,424
Equity in earnings of subsidiaries	308,597	171,293	101,385
Net income	171,585	146,703	95,248

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

	Years Ended December 31,
	2019	2020	2021

	(In Thousands of U.S. Dollars)
Net income	171,585	146,703	95,248
Other comprehensive income (loss) (net of tax of nil)	542	80,928	(21,905)
Comprehensive income	172,127	227,631	73,343

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2019	2020	2021

	(In Thousands of U.S. Dollars)
Operating activities:
Net income	171,585	146,703	95,248
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	154	156	150
Accretion of convertible notes	—	388	1,461
Loss on disposal of subsidiaries	116,879	—	—
Loss (gain) on change in fair value of derivatives	5,193	(25,341)	(4,043)
Allowance for credit losses	(83)	357	—
Equity in earnings of subsidiaries	(308,597)	(171,293)	(101,385)
Share-based compensation	10,682	12,350	8,808
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(43,630)	287,865	(206,892)
Prepaid expenses and other current assets	17,012	(13,183)	17,353
Other non-current assets	(1,158)	28,459	(4,907)
Amounts due to subsidiaries	183,675	(340,502)	(42,224)
Other current liabilities	(2,707)	31,809	(27,293)
Liability for uncertain tax positions	408	306	(5,915)
Net deferred tax assets	(1,292)	(468)	805
Net settlement of derivatives	(11,125)	19,517	4,633
Net cash provided by (used in) operating activities	136,996	(22,877)	(264,201)
Investing activities:
Investments in subsidiaries	(36,146)	(126,487)	(138,456)
Investments in affiliates	(2,483)	(2,766)	(5,273)
Funding of loans to subsidiaries	(40,600)	(264,848)	(201,192)
Repayment of loans from subsidiaries	12,809	20,485	253,816
Net cash used in investing activities	(66,420)	(373,616)	(91,105)
Financing activities:
Proceeds from (repayment of) short-term borrowings	—	30,000	(80,000)
Proceeds long-term borrowings	50,000	—	—
Funding of loans from a subsidiary	—	—	280,000
Net proceeds from issuance of common shares	—	—	148,510
Proceeds from changes in ownership interests in subsidiaries without change of control	—	224,553	—
Net proceeds from issuance of convertible notes	—	222,826	—
Payments for repurchase of convertible notes	(127,500)	—	—
Payments for repurchase of common shares	(11,845)	(5,963)	—
Proceeds from exercise of stock options	875	1,035	—
Net cash provided by (used in) financing activities	(88,470)	472,451	348,510

Effect of exchange rate changes	11,110	(43,246)	(797)

Net increase (decrease) in cash, cash equivalents and restricted cash	(6,784)	32,712	(7,593)

Cash, cash equivalents and restricted cash at the beginning of the year	9,097	2,313	35,025
Cash, cash equivalents and restricted cash at the end of the year	2,313	35,025	27,432

Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	4,644	7,966	20,272